Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
April 30, 2024
T06-NPRT3-0624
1.9584812.110

Schedule of Investments April 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
AEROSPACE & DEFENSE – 19.0%
Aerospace & Defense – 19.0%
AAR Corp. (a)		7,595	$ 525,118
AeroVironment, Inc. (a)		6,019	961,776
AerSale Corp. (a)		6,666	47,528
Archer Aviation, Inc. Class A (a)		42,087	163,297
Astronics Corp. (a)		5,722	95,958
Axon Enterprise, Inc. (a)		15,238	4,779,551
Boeing Co. (a)		123,045	20,651,873
BWX Technologies, Inc.		19,577	1,874,889
Cadre Holdings, Inc.		4,819	160,714
Curtiss-Wright Corp.		8,202	2,078,551
Ducommun, Inc. (a)		2,833	153,237
General Dynamics Corp.		49,666	14,258,612
General Electric Co.		232,763	37,665,709
HEICO Corp.		9,347	1,938,568
HEICO Corp. Class A		16,068	2,664,878
Hexcel Corp.		18,023	1,157,257
Howmet Aerospace, Inc.		83,747	5,590,112
Huntington Ingalls Industries, Inc.		8,529	2,361,936
Kratos Defense & Security Solutions, Inc. (a)		31,118	554,523
L3Harris Technologies, Inc.		40,576	8,685,293
Leonardo DRS, Inc. (a)		9,901	213,069
Lockheed Martin Corp.		47,807	22,226,908
Mercury Systems, Inc. (a)		11,413	321,847
Moog, Inc. Class A		6,226	990,370
National Presto Industries, Inc.		1,235	101,258
Northrop Grumman Corp.		30,675	14,878,295
Rocket Lab USA, Inc. (a)		56,844	213,733
RTX Corp.		307,853	31,253,236
Spirit AeroSystems Holdings, Inc. Class A (a)		24,737	791,584
Textron, Inc.		41,996	3,552,442
TransDigm Group, Inc.		11,844	14,781,667
Triumph Group, Inc. (a)		16,402	219,131
V2X, Inc. (a)		2,853	138,599
Virgin Galactic Holdings, Inc. (a)		81,155	70,613
Woodward, Inc.		12,849	2,086,164
TOTAL AEROSPACE & DEFENSE	198,208,296
AIR FREIGHT & LOGISTICS – 4.1%
Air Freight & Logistics – 4.1%
Air Transport Services Group, Inc. (a)		3,777	48,421
CH Robinson Worldwide, Inc.		24,937	1,770,527
Expeditors International of Washington, Inc.		31,128	3,464,858
FedEx Corp.		50,823	13,304,445
Forward Air Corp.		5,455	120,119
GXO Logistics, Inc. (a)		25,407	1,261,711
Hub Group, Inc. Class A		13,440	540,557

		Shares	Value

United Parcel Service, Inc. Class B		154,844	$ 22,836,393
TOTAL AIR FREIGHT & LOGISTICS	43,347,031
BUILDING PRODUCTS – 7.6%
Building Products – 7.6%
A O Smith Corp.		26,372	2,184,656
AAON, Inc.		14,780	1,390,650
Advanced Drainage Systems, Inc.		14,998	2,354,686
Allegion PLC		18,786	2,283,626
American Woodmark Corp. (a)		3,421	315,006
Apogee Enterprises, Inc.		4,725	291,911
Armstrong World Industries, Inc.		9,432	1,083,548
AZEK Co., Inc. (a)		28,396	1,295,993
AZZ, Inc.		5,918	423,906
Builders FirstSource, Inc. (a)		26,428	4,831,567
Carlisle Cos., Inc.		10,407	4,040,518
Carrier Global Corp.		173,069	10,642,013
CSW Industrials, Inc.		3,324	789,849
Fortune Brands Innovations, Inc.		27,027	1,975,674
Gibraltar Industries, Inc. (a)		6,525	466,277
Griffon Corp.		8,360	547,747
Hayward Holdings, Inc. (a)		31,987	434,383
Insteel Industries, Inc.		4,088	131,225
Janus International Group, Inc. (a)		29,812	429,591
JELD-WEN Holding, Inc. (a)		18,543	380,132
Johnson Controls International PLC		145,736	9,483,042
Lennox International, Inc.		6,851	3,174,890
Masco Corp.		48,076	3,290,802
Masonite International Corp. (a)		4,467	592,101
MasterBrand, Inc. (a)		27,265	454,508
Owens Corning		19,005	3,196,831
Quanex Building Products Corp.		7,049	234,168
Resideo Technologies, Inc. (a)		31,329	611,855
Simpson Manufacturing Co., Inc.		9,132	1,587,963
Trane Technologies PLC		48,722	15,461,439
Trex Co., Inc. (a)		23,267	2,060,293
UFP Industries, Inc.		13,204	1,488,091
Zurn Elkay Water Solutions Corp.		31,400	982,192
TOTAL BUILDING PRODUCTS	78,911,133
COMMERCIAL SERVICES & SUPPLIES – 7.9%
Commercial Printing – 0.1%
Brady Corp. Class A		9,590	565,810
Cimpress PLC (a)		3,735	318,483
Deluxe Corp.		9,197	181,641
Ennis, Inc.		5,793	115,281
			1,181,215
Diversified Support Services – 2.5%
ACV Auctions, Inc. Class A (a)		29,391	512,873
Cintas Corp.		19,535	12,860,672
Copart, Inc. (a)		185,022	10,048,545
Driven Brands Holdings, Inc. (a)		13,841	198,342
Healthcare Services Group, Inc. (a)		15,763	167,403

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
Liquidity Services, Inc. (a)		5,041	$ 87,008
Matthews International Corp. Class A		6,289	169,677
OPENLANE, Inc. (a)		23,047	395,947
UniFirst Corp.		3,262	522,344
Vestis Corp.		26,680	491,446
Viad Corp. (a)		4,426	152,608
VSE Corp.		2,946	229,994
			25,836,859
Environmental & Facilities Services – 4.9%
ABM Industries, Inc.		13,437	587,197
BrightView Holdings, Inc. (a)		8,934	100,507
Casella Waste Systems, Inc. Class A (a)		12,185	1,101,524
CECO Environmental Corp. (a)		6,791	146,821
Clean Harbors, Inc. (a)		11,013	2,086,413
Enviri Corp. (a)		17,800	138,484
Montrose Environmental Group, Inc. (a)		6,062	263,212
Republic Services, Inc.		47,161	9,040,764
Rollins, Inc.		62,253	2,773,994
SP Plus Corp. (a)		4,164	212,614
Stericycle, Inc. (a)		19,816	886,370
Tetra Tech, Inc.		11,412	2,222,144
Veralto Corp.		50,043	4,688,028
Waste Connections, Inc.		55,163	8,941,371
Waste Management, Inc.		86,237	17,939,021
			51,128,464
Office Services & Supplies – 0.3%
ACCO Brands Corp.		20,033	96,559
HNI Corp.		9,899	415,263
Interface, Inc.		12,794	195,620
MillerKnoll, Inc.		15,716	399,658
MSA Safety, Inc.		8,032	1,448,973
Pitney Bowes, Inc.		18,240	77,703
Steelcase, Inc. Class A		17,870	214,976
			2,848,752
Security & Alarm Services – 0.1%
Brink's Co.		9,628	842,065
CoreCivic, Inc. (a)		24,325	362,442
GEO Group, Inc. (a)		27,456	407,996
			1,612,503
TOTAL COMMERCIAL SERVICES & SUPPLIES	82,607,793
CONSTRUCTION & ENGINEERING – 2.8%
Construction & Engineering – 2.8%
AECOM		29,086	2,686,383
Ameresco, Inc. Class A (a)		7,019	146,908
API Group Corp. (a)		39,091	1,507,740

		Shares	Value

Arcosa, Inc.		10,503	$ 798,438
Argan, Inc.		2,671	160,954
Comfort Systems USA, Inc.		7,650	2,366,987
Concrete Pumping Holdings, Inc. (a)		5,252	34,926
Construction Partners, Inc. Class A (a)		9,347	482,679
Dycom Industries, Inc. (a)		6,313	883,946
EMCOR Group, Inc.		10,057	3,592,059
Fluor Corp. (a)		36,400	1,468,012
Granite Construction, Inc.		9,498	527,139
Great Lakes Dredge & Dock Corp. (a)		14,693	96,974
IES Holdings, Inc. (a)		1,788	241,595
MasTec, Inc. (a)		13,463	1,194,033
MDU Resources Group, Inc.		41,433	1,023,395
MYR Group, Inc. (a)		3,588	596,505
Primoris Services Corp.		11,559	538,649
Quanta Services, Inc.		31,114	8,044,836
Sterling Infrastructure, Inc. (a)		6,644	675,030
Valmont Industries, Inc.		4,490	919,552
WillScot Mobile Mini Holdings Corp. (a)		40,962	1,513,956
TOTAL CONSTRUCTION & ENGINEERING	29,500,696
ELECTRICAL EQUIPMENT – 9.0%
Electrical Components & Equipment – 8.1%
Acuity Brands, Inc.		6,597	1,638,035
Allient, Inc.		3,308	97,222
AMETEK, Inc.		49,419	8,631,523
Array Technologies, Inc. (a)		32,428	400,162
Atkore, Inc.		7,945	1,392,758
ChargePoint Holdings, Inc. (a)		80,390	106,919
Eaton Corp. PLC		85,486	27,206,774
Emerson Electric Co.		122,055	13,155,088
Encore Wire Corp.		3,383	945,075
EnerSys		8,621	779,769
Enovix Corp. (a)		30,477	190,786
Fluence Energy, Inc. (a)		13,449	239,930
FuelCell Energy, Inc. (a)		96,359	89,402
Generac Holdings, Inc. (a)		13,131	1,785,291
GrafTech International Ltd.		43,554	74,913
Hubbell, Inc.		11,483	4,254,681
LSI Industries, Inc.		5,946	86,812
NEXTracker, Inc. Class A (a)		26,457	1,132,095
nVent Electric PLC		35,602	2,565,836
Plug Power, Inc. (a)		117,856	272,247
Powell Industries, Inc.		2,027	289,861
Preformed Line Products Co.		628	76,007
Regal Rexnord Corp.		14,218	2,294,359
Rockwell Automation, Inc.		24,538	6,648,816
Sensata Technologies Holding PLC		32,399	1,241,206
SES AI Corp. (a)		20,301	32,076

Quarterly Report	3

Common Stocks – continued
		Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Shoals Technologies Group, Inc. Class A (a)		36,328	$ 306,972
Stem, Inc. (a)		31,132	57,283
SunPower Corp. (a)		18,553	38,219
Sunrun, Inc. (a)		46,815	481,726
Thermon Group Holdings, Inc. (a)		7,423	237,016
Vertiv Holdings Co.		77,633	7,219,869
Vicor Corp. (a)		4,898	158,597
			84,127,325
Heavy Electrical Equipment – 0.9%
Bloom Energy Corp. Class A (a)		43,077	479,447
GE Vernova, Inc. (a)		58,188	8,944,078
			9,423,525
TOTAL ELECTRICAL EQUIPMENT	93,550,850
GROUND TRANSPORTATION – 10.3%
Cargo Ground Transportation – 2.2%
ArcBest Corp.		5,062	561,426
Covenant Logistics Group, Inc.		1,697	76,687
Heartland Express, Inc.		10,030	99,698
JB Hunt Transport Services, Inc.		17,675	2,873,425
Knight-Swift Transportation Holdings, Inc.		34,603	1,599,697
Landstar System, Inc.		7,722	1,346,794
Marten Transport Ltd.		12,892	218,133
Old Dominion Freight Line, Inc.		42,050	7,640,906
PAM Transportation Services, Inc. (a)		1,499	25,678
RXO, Inc. (a)		25,139	475,378
Ryder System, Inc.		9,483	1,155,504
Saia, Inc. (a)		5,687	2,256,772
Schneider National, Inc. Class B		11,971	247,560
U-Haul Holding Co.		20,792	1,274,965
Universal Logistics Holdings, Inc.		1,728	77,207
Werner Enterprises, Inc.		12,845	439,299
XPO, Inc. (a)		24,804	2,665,438
			23,034,567
Passenger Ground Transportation – 2.7%
Avis Budget Group, Inc.		3,869	369,296
Hertz Global Holdings, Inc. (a)		26,313	119,724
Lyft, Inc. Class A (a)		73,924	1,156,171
Uber Technologies, Inc. (a)		396,524	26,277,646
			27,922,837
Rail Transportation – 5.4%
CSX Corp.		423,087	14,054,950
Norfolk Southern Corp.		48,417	11,151,404
Union Pacific Corp.		130,518	30,953,649
			56,160,003
TOTAL GROUND TRANSPORTATION	107,117,407

		Shares	Value
INDUSTRIAL CONGLOMERATES – 3.7%
Industrial Conglomerates – 3.7%
3M Co.		118,247	$ 11,412,018
Honeywell International, Inc.		141,148	27,203,454
TOTAL INDUSTRIAL CONGLOMERATES	38,615,472
MACHINERY – 20.3%
Agricultural & Farm Machinery – 2.8%
AGCO Corp.		13,682	1,562,348
Alamo Group, Inc.		2,324	451,739
CNH Industrial NV (a)		214,028	2,439,919
Deere & Co.		56,944	22,288,451
Lindsay Corp.		2,413	280,270
Titan International, Inc. (a)		11,165	123,038
Toro Co.		22,289	1,952,294
			29,098,059
Construction Machinery & Heavy Transportation Equipment – 6.7%
Allison Transmission Holdings, Inc.		19,162	1,409,365
Astec Industries, Inc.		4,541	189,814
Atmus Filtration Technologies, Inc. (a)		3,541	107,257
Blue Bird Corp. (a)		6,864	226,203
Caterpillar, Inc.		108,999	36,467,795
Cummins, Inc.		30,355	8,574,984
Douglas Dynamics, Inc.		4,832	109,396
Federal Signal Corp.		13,046	1,060,640
Greenbrier Cos., Inc.		6,738	332,790
Manitowoc Co., Inc. (a)		7,932	95,977
Nikola Corp. (a)		236,663	146,873
Oshkosh Corp.		14,011	1,573,015
PACCAR, Inc.		111,991	11,883,365
REV Group, Inc.		10,989	240,220
Shyft Group, Inc.		7,031	76,497
Terex Corp.		14,375	805,719
Trinity Industries, Inc.		16,690	434,274
Wabash National Corp.		9,757	225,484
Westinghouse Air Brake Technologies Corp.		38,353	6,177,901
			70,137,569
Industrial Machinery & Supplies & Components – 10.8%
3D Systems Corp. (a)		27,730	92,895
Albany International Corp. Class A		6,736	537,196
Barnes Group, Inc.		10,383	360,498
Chart Industries, Inc. (a)		9,125	1,314,547
Columbus McKinnon Corp.		6,071	250,550
Crane Co.		10,317	1,444,483
Donaldson Co., Inc.		25,749	1,859,078
Dover Corp.		29,947	5,369,497
Energy Recovery, Inc. (a)		12,125	180,662
Enerpac Tool Group Corp.		11,491	409,424
Enpro, Inc.		4,255	638,803
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Esab Corp.		12,249	$ 1,296,924
ESCO Technologies, Inc.		5,566	564,671
Flowserve Corp.		28,053	1,322,979
Fortive Corp.		75,300	5,667,831
Franklin Electric Co., Inc.		8,407	809,342
Gates Industrial Corp. PLC (a)		36,680	646,302
Gorman-Rupp Co.		4,729	156,861
Graco, Inc.		36,138	2,898,268
Helios Technologies, Inc.		7,049	317,910
Hillenbrand, Inc.		15,089	720,047
Hillman Solutions Corp. (a)		42,169	403,136
Hyster-Yale Materials Handling, Inc.		1,833	107,359
IDEX Corp.		16,169	3,564,618
Illinois Tool Works, Inc.		64,422	15,726,054
Ingersoll Rand, Inc.		86,686	8,089,538
ITT, Inc.		17,594	2,275,608
John Bean Technologies Corp.		6,807	606,436
Kadant, Inc.		2,525	691,320
Kennametal, Inc.		16,182	380,762
Lincoln Electric Holdings, Inc.		12,245	2,688,145
Middleby Corp. (a)		11,514	1,600,101
Mueller Industries, Inc.		23,170	1,293,349
Mueller Water Products, Inc. Class A		33,671	533,349
Nordson Corp.		11,595	2,993,713
Omega Flex, Inc.		765	50,689
Otis Worldwide Corp.		87,634	7,992,221
Parker-Hannifin Corp.		27,510	14,990,474
Pentair PLC		35,350	2,795,831
Proto Labs, Inc. (a)		5,538	168,798
RBC Bearings, Inc. (a)		6,230	1,523,546
Snap-on, Inc.		11,307	3,029,824
SPX Technologies, Inc. (a)		9,739	1,186,308
Standex International Corp.		2,538	438,769
Stanley Black & Decker, Inc.		32,872	3,004,501
Symbotic, Inc. (a)		3,624	139,778
Tennant Co.		3,844	447,749
Timken Co.		13,671	1,219,727
Watts Water Technologies, Inc. Class A		5,848	1,160,594
Xylem, Inc.		51,643	6,749,740
			112,710,805
TOTAL MACHINERY	211,946,433
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Genco Shipping & Trading Ltd.		8,491	181,198
Kirby Corp. (a)		3,186	347,688
Matson, Inc.		1,914	206,291
TOTAL MARINE TRANSPORTATION	735,177

		Shares	Value
PASSENGER AIRLINES – 0.4%
Passenger Airlines – 0.4%
Alaska Air Group, Inc. (a)		6,966	$ 299,677
Allegiant Travel Co.		998	54,451
American Airlines Group, Inc. (a)		35,089	474,052
Delta Air Lines, Inc.		34,368	1,720,806
Frontier Group Holdings, Inc. (a)		9,099	54,958
JetBlue Airways Corp. (a)		18,722	106,341
Joby Aviation, Inc. (a)		37,225	187,986
SkyWest, Inc. (a)		2,185	159,571
Southwest Airlines Co.		31,831	825,696
Spirit Airlines, Inc.		6,091	21,501
Sun Country Airlines Holdings, Inc. (a)		3,209	42,712
TOTAL PASSENGER AIRLINES	3,947,751
PROFESSIONAL SERVICES – 9.0%
Data Processing & Outsourced Services – 1.1%
Broadridge Financial Solutions, Inc.		25,183	4,870,644
Concentrix Corp.		9,263	506,408
Conduent, Inc. (a)		34,721	109,371
CSG Systems International, Inc.		6,347	299,832
ExlService Holdings, Inc. (a)		35,323	1,024,367
Maximus, Inc.		13,045	1,047,253
SS&C Technologies Holdings, Inc.		47,747	2,955,062
TaskUS, Inc. Class A (a)		3,837	43,972
TTEC Holdings, Inc.		3,979	28,967
Verra Mobility Corp. (a)		33,761	796,085
			11,681,961
Human Resource & Employment Services – 4.1%
Alight, Inc. Class A (a)		77,225	696,569
Automatic Data Processing, Inc.		88,057	21,300,108
Barrett Business Services, Inc.		1,411	171,437
Dayforce, Inc. (a)		31,703	1,945,613
First Advantage Corp.		10,996	179,235
Heidrick & Struggles International, Inc.		4,384	129,240
Insperity, Inc.		7,578	780,004
Kelly Services, Inc. Class A		6,881	157,850
Kforce, Inc.		4,107	253,648
Korn Ferry		11,275	684,618
ManpowerGroup, Inc.		10,419	786,114
Paychex, Inc.		69,345	8,238,879
Paycom Software, Inc.		11,591	2,178,876
Paycor HCM, Inc. (a)		15,174	263,572
Paylocity Holding Corp. (a)		9,620	1,492,639
Robert Half, Inc.		22,642	1,565,468
Sterling Check Corp. (a)		6,172	93,382
TriNet Group, Inc.		7,022	704,798
TrueBlue, Inc. (a)		6,785	70,700
Upwork, Inc. (a)		25,928	303,358
			41,996,108

Quarterly Report	5

Common Stocks – continued
		Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – 3.8%
Booz Allen Hamilton Holding Corp.		27,890	$ 4,118,516
CACI International, Inc. Class A (a)		4,765	1,916,626
CBIZ, Inc. (a)		9,627	685,250
Clarivate PLC (a)		63,593	429,889
CRA International, Inc.		1,518	220,247
Dun & Bradstreet Holdings, Inc.		56,277	512,121
Equifax, Inc.		26,379	5,808,392
Exponent, Inc.		10,854	997,591
Forrester Research, Inc. (a)		2,554	46,457
Franklin Covey Co. (a)		2,357	91,782
FTI Consulting, Inc. (a)		7,597	1,624,467
Huron Consulting Group, Inc. (a)		3,972	370,349
ICF International, Inc.		4,050	584,374
Jacobs Solutions, Inc.		27,013	3,877,176
KBR, Inc.		28,994	1,882,870
Legalzoom.com, Inc. (a)		26,098	311,871
Leidos Holdings, Inc.		27,937	3,917,326
NV5 Global, Inc. (a)		3,072	286,433
Parsons Corp. (a)		9,039	709,652
Planet Labs PBC (a)		45,162	76,324
Resources Connection, Inc.		7,123	78,709
Science Applications International Corp.		11,053	1,422,521
TransUnion		41,425	3,024,025
Verisk Analytics, Inc.		31,044	6,766,350
			39,759,318
TOTAL PROFESSIONAL SERVICES	93,437,387
TRADING COMPANIES & DISTRIBUTORS – 5.5%
Trading Companies & Distributors – 5.5%
Air Lease Corp.		22,561	1,133,465
Alta Equipment Group, Inc.		4,621	51,339
Applied Industrial Technologies, Inc.		8,323	1,525,190
Beacon Roofing Supply, Inc. (a)		12,862	1,267,293
BlueLinx Holdings, Inc. (a)		1,921	210,676
Boise Cascade Co.		8,466	1,119,798
Core & Main, Inc. Class A (a)		41,021	2,316,456
Custom Truck One Source, Inc. (a)		13,065	65,194
Distribution Solutions Group, Inc. (a)		2,507	82,656
DNOW, Inc. (a)		22,648	319,563
DXP Enterprises, Inc. (a)		2,891	140,965
Fastenal Co.		122,344	8,312,051
Ferguson PLC		43,572	9,145,763

		Shares	Value

FTAI Aviation Ltd.		21,428	$ 1,504,460
GATX Corp.		7,204	881,481
Global Industrial Co.		4,079	157,082
GMS, Inc. (a)		8,080	747,562
H&E Equipment Services, Inc.		7,007	338,368
Herc Holdings, Inc.		6,054	865,904
Hudson Technologies, Inc. (a)		8,730	86,602
McGrath RentCorp		5,246	559,538
MRC Global, Inc. (a)		17,884	200,837
MSC Industrial Direct Co., Inc. Class A		9,642	879,736
Rush Enterprises, Inc. Class A		13,164	578,163
Rush Enterprises, Inc. Class B		1,801	73,679
SiteOne Landscape Supply, Inc. (a)		9,675	1,517,911
Titan Machinery, Inc. (a)		4,472	99,547
Transcat, Inc. (a)		1,868	200,567
United Rentals, Inc.		14,510	9,692,535
Watsco, Inc.		7,247	3,244,627
WESCO International, Inc.		9,873	1,508,101
WW Grainger, Inc.		9,566	8,813,634
Xometry, Inc. Class A (a)		8,104	144,818
TOTAL TRADING COMPANIES & DISTRIBUTORS	57,785,561
TOTAL COMMON STOCKS (Cost $835,310,439)			1,039,710,987
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.24% (b) (Cost $1,910,000)		1,910,000	1,910,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $837,220,439)	1,041,620,987
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,369,015
NET ASSETS – 100.0%	$1,042,990,002

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $131,600 of cash collateral to cover margin requirements for futures contracts.
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	22	June 2024	2,710,400	$ (22,585)	$ (22,585)
CME E-mini Russell 2000 Index Contracts (United States)	4	June 2024	397,120	(12,106)	(12,106)
Total Equity Index Contracts					$ (34,691)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	7

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
8	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	9